Share-based payments - Schedule of Stock Option Transactions (Details)	12 Months Ended
	Mar. 30, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares	Apr. 02, 2023 shares $ / shares
Weighted average exercise price
Options outstanding, beginning balance (in CAD per share) | $ / shares	$ 33.51	$ 36.58
Granted to purchase shares (in CAD per share) | $ / shares	17.90	19.77
Exercised (in CAD per share) | $ / shares	5.00	1.61
Cancelled (in CAD per share) | $ / shares	34.35	28.83
Options outstanding, ending balance (in CAD per share) | $ / shares	$ 30.78	$ 33.51	$ 36.58
Number of shares
Options/RSUs/PSUs outstanding, beginning balance (in shares) | shares	4,608,777	4,055,199
Granted to purchase shares (in shares) | shares	1,005,636	1,278,211
Exercised (in shares) | shares	(115,296)	(64,058)	(60,248)
Cancelled (in shares) | shares	(741,164)	(660,575)
Options/RSUs/PSUs outstanding, ending balance (in shares) | shares	4,757,953	4,608,777	4,055,199